Document and Entity Information	Aug. 31, 2020
Cover [Abstract]
Entity Registrant Name	GALECTIN THERAPEUTICS INC
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0001133416
Document Type	8-K
Document Period End Date	Aug. 31, 2020
Entity Incorporation State Country Code	NV
Entity File Number	001-31791
Entity Tax Identification Number	04-3562325
Entity Address, Address Line One	4960 PEACHTREE INDUSTRIAL BOULEVARD
Entity Address, Address Line Two	STE 240
Entity Address, City or Town	NORCROSS
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30071
City Area Code	(678)
Local Phone Number	620-3186
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock $0.001 par value per share
Trading Symbol	GALT
Entity Emerging Growth Company	false